UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
           --------------------------------------------------
Address:    65 East 55th Street, 21st Floor
           --------------------------------------------------
            New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
           --------------------------------------------------
Phone:      212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY          11/14/2005
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $428,129
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                                FORM 13F INFORMATION TABLE


                                                              VALUE   SHARES/    SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT     PRN CALL  DISCRETN MANAGERS   SOLE   SHARED  NONE
  ------------------------------ ---------------- --------- -------- --------    --- ----  -------- ---------  -----  ------  -----

AETNA INC NEW                       COM            00817Y108    6,030    70,000    SH        SOLE              70,000
ALLSTATE CORP                       COM            020002101   11,058   200,000    SH        SOLE             200,000
AMERICAN EXPRESS CO                 COM            025816109   21,080   367,000    SH        SOLE             367,000
AMER INTL GROUP INC                 COM            026874107   16,110   260,000    SH        SOLE             260,000
BENIHANA INC                        COM            082047101       55     3,100    SH        SOLE               3,100
CIT GROUP INC                       COM            125581108   14,367   318,000    SH        SOLE             318,000
CHENIERE ENERGY INC               COM NEW          16411R208   10,340   250,000    SH        SOLE             250,000
CHUBB CORP                          COM            171232101   21,573   240,900    SH        SOLE             240,900
CROWN HOLDINGS INC                  COM            228368106   11,877   745,100    SH        SOLE             745,100
DSW INC                            CL A            23334L102    3,180   150,000    SH        SOLE             150,000
DOW CHEM CO                         COM            260543103    3,125    75,000    SH        SOLE              75,000
FIRST REP BK SAN FRANCISCO          COM            336158100    5,640   160,100    SH        SOLE             160,100
INTL BUSINESS MACHS                 COM            459200101   12,033   150,000    SH        SOLE             150,000
ISHARES TR                     RUSSELL 2000        464287655      413     7,500    SH  PUT   SOLE               7,500
LEGG MASON INC                      COM            524901105   12,702   115,800    SH        SOLE             115,800
LOEWS CORP                          COM            540424108   20,441   221,200    SH        SOLE             221,200
MACQUARIE INFRASTRUCTURE CO     SH BEN INT         55607X108   10,386   368,300    SH        SOLE             368,300
MASSEY ENERGY CORP                  COM            576206106   20,428   400,000    SH        SOLE             400,000
MCDONALDS CORP                     CALL            580135101   26,812   800,600    SH        SOLE             800,600
MCDONALDS CORP                      COM            580135901      320     8,000    SH  CALL  SOLE               8,000
MELLON FINL CORP                    COM            58551A108    9,591   300,000    SH        SOLE             300,000
MOSAIC CO                           COM            61945A107    7,441   464,500    SH        SOLE             464,500
NRG ENERGY INC                      NEW            629377508    9,640   226,300    SH        SOLE             226,300
NEIMAN MARCUS GROUP INC             CLA            640204202    9,995   100,000    SH        SOLE             100,000
ORBITAL SCIENCES CORP               COM            685564106    2,976   238,100    SH        SOLE             238,100
PETROLEO BRASILEIRO SA PETRO   SPONSORER ADR       71654V408    7,914   110,700    SH        SOLE             110,700
PRIMEDIA INC                        COM            74157K101    3,034   741,800    SH        SOLE             741,800
QUALITY DISTR INC FLA               COM            74756M102    1,064   133,200    SH        SOLE             133,200
RELIANT ENERGY INC                  COM            75952B105   13,606   881,200    SH        SOLE             881,200
SIERRA HEALTH SVCS INC              COM            826322109   17,748   257,700    SH        SOLE             257,700
SOUTHWESTERN ENERGY CO              COM            845467109   13,579   185,000    SH        SOLE             185,000
SPRINT NEXTEL CORP                  COM            852061100    9,916   417,000    SH        SOLE             417,000
SYMMETRY MED INC                    COM            871546206    6,755   285,000    SH        SOLE             285,000
TXU CORP                            COM            873168108   22,576   200,000    SH        SOLE             200,000
TALISMAN ENERGY INC                 COM            87425E103   19,048   390,000    SH        SOLE             390,000
VALERO ENERGY CORP NEW              COM            91913Y100    7,914    70,000    SH        SOLE              70,000
WELLPOINT INC                       COM            94973V107   16,081   212,100    SH        SOLE             212,100
ACCENTURE LTD BERMUDA               CLA            G1150G111    8,738   343,200    SH        SOLE             343,200
GIVEN IMAGING                     ORDSHS           M52020100    1,130    46,800    SH        SOLE              46,800
OMI CORP NEW                        COM            Y6476W104    6,255   350,000    SH        SOLE             350,000
QUINTANA MARITIME LTD               SHS            Y7169G109      873    77,300    SH        SOLE              77,300
TEEKAY SHIPPING MARSHALL ISL        COM            Y8564W103    4,305   100,000    SH        SOLE             100,000



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